Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2007-B-F

Class A-1 5.3196% Asset Backed Notes

Class A-2 5.31% Asset Backed Notes

Class A-3-A 5.16% Asset Backed Notes

Class A-3-B Floating Rate Asset Backed Notes

Class A-4 Floating Rate Asset Backed Notes

Preliminary Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2007-B-F, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Depositor, and Wells Fargo Bank, N.A., as Trust Collateral Agent and Backup Servicer, dated as of April 11, 2007. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date and that, to the knowledge of the Servicer, no Insurance Agreement Event of Default has occurred.

Monthly Period Beginning:	07/01/2007
Monthly Period Ending:	07/31/2007
Prev. Distribution/Close Date:	07/06/2007
Distribution Date:	08/06/2007
Days of Interest for Period:	31
Days in Collection Period:	31
Seasoning/Months Since Closing:	4/4

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	90,988	04/12/2007	04/19/2007	$1,612,904,994

Total	90,988			$1,612,904,994

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:
{1}	Beginning of period Aggregate Principal Balance							{1}	$1,530,720,255

{2}	Purchase of Subsequent Receivables							{2}	0

	Monthly Principal Amounts
	{3}	Collections on Receivables outstanding at end of period					{3}	35,401,804

	{4}	Collections on Receivables paid off during period					{4}	17,911,650

	{5}	Receivables becoming Liquidated Receivables during period					{5}	6,835,909

	{6}	Receivables becoming Purchased Receivables during period					{6}	56,779

	{7}	Other Receivables adjustments					{7}	(11,223)

	{8}	Less amounts allocable to Interest					{8}	(20,941,633)

	{9}	Total Monthly Principal Amounts						{9}	39,253,286

{10}	End of period Aggregate Principal Balance							{10}	$1,491,466,969

{11}	Pool Factor ({10} / Original Pool Balance)							{11}	92.4708507%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:				Class A-1	Class A-2	Class A-3-A	Class A-3-B	Class A-4	TOTAL
{12}	Original Note Balance		{12}	$275,000,000	$435,000,000	$150,000,000	$190,000,000	$450,000,000	$1,500,000,000

{13}	Beginning of period Note Balance		{13}	$161,971,037	$435,000,000	$150,000,000	$190,000,000	$450,000,000	$1,386,971,037

{14}	Noteholders’ Principal Distributable Amount		{14}	39,253,286	0	0	0	0	39,253,286
{15}	Noteholders’ Accelerated Principal Amount		{15}	7,860,730	0	0	0	0	7,860,730
{16}	Accelerated Payment Amount Shortfall		{16}	0	0	0	0	0	0
{17}	Deficiency Claim Amount		{17}	0	0	0	0	0	0

{18}	End of period Note Balance		{18}	$114,857,021	$435,000,000	$150,000,000	$190,000,000	$450,000,000	$1,339,857,021

{19}	Note Pool Factors ({18}/{12})		{19}	41.7661895%	100.0000000%	100.0000000%	100.0000000%	100.0000000%	89.3238014%

III. RECONCILIATION OF PRE-FUNDING ACCOUNT:
{20}	Beginning of period Pre-Funding Account balance								{20}		$0

{21}	Purchase of Subsequent Receivables								{21}	0

{22}	Investment Earnings								{22}	0

{23}	Investment Earnings Transfer to Collections Account								{23}	0

{24}	Payment of Mandatory Prepayment Amount								{24}	0

{25}	Total Month Activity								{25}		0

{26}	End of period Pre-Funding Account balance								{26}		$0

IV. OVERCOLLATERALIZATION AMOUNT CALCULATION
{27}	Current Distribution Date Before October 2008?									No

{28}	If {27} is Yes, then Overcollateralization Amount 11%										NA

{29}	If {27} is No, then refer to the following table			OC Amount	3mo Avg Delinquency Ratio	Cumulative Net Loss Ratio	Default Ratio	3mo Avg Extension Ratio
	Are the Step-Down Conditions in Compliance on the Testing Date?			11.0000%	Yes	Yes	Yes	Yes
{30}	Overcollateralization Amount per Table if applicable										11.00%

{31}	Overcollateralization Amount										11.00%

V. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT
{32}	Total Monthly Principal Amounts								{32}		$39,253,286

{33}	Required Pro-forma Note Balance (the product of 100%-Overcollateralization Amount {32} and the Aggregate Principal Balance {10})								{33}	1,327,405,602

{34}	Pro Forma Note Balance ({13} - {9})								{34}	1,347,717,751

{35}	Step-down Amount ( {33} - {34} )								{35}		0

{36}	Principal Distributable Amount ( {32} - {35} )								{36}		$39,253,286

VI. RECONCILIATION OF CAPITALIZED INTEREST ACCOUNT:
{37}	Beginning of period Capitalized Interest Account balance								{37}		$0

{38}	Monthly Capitalized Interest Amount								{38}	0

{39}	Investment Earnings								{39}	0

{40}	Investment Earnings Transfer to Collections Account								{40}	0

{41}	Payment of Overfunded Capitalized Interest Amount								{41}	0

{42}	Payment of Remaining Capitalized Interest Account								{42}	0

{43}	Total Month Activity								{43}		0

{44}	End of period Capitalized Interest Account balance								{44}		$0

VII. RECONCILIATION OF COLLECTION ACCOUNT:
	Available Funds:
	{45}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)							{45}	$53,301,332

	{46}	Liquidation Proceeds collected during period							{46}	2,672,341

	{47}	Purchase Amounts deposited in Collection Account							{47}	56,779

	{48}	Investment Earnings - Collection Account							{48}	146,947

	{49}	Investment Earnings - Transfer From Spread Account							{49}	123,020

	{49}	Investment Earnings - Transfer From Prefunding Account							{49}	0

	{50}	Investment Earnings - Transfer From Capitalized Interest Account							{50}	0

	{51}	Collection of Supplemental Servicing - Extension Fees							{51}	12,122

	{52}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced							{52}	186,389

	{53}	Collection of Supplemental Servicing - Late Fees							{53}	108,553

	{54}	Monthly Capitalized Interest Amount							{54}	0

	{55}	Mandatory Note Prepayment Amount					Class A-3-B	Class A-4	{55}	0
	{56}	Proceeds from Swap Agreement					38,776	106,563	{56}	145,339

	{57}	Total Available Funds							{57}		56,752,822

	Distributions:						Class A-3-B	Class A-4
	{58}	Swap Payments to Swap Provider					0	0	{58}	0

	{59}	Base Servicing Fee - to Servicer							{59}	2,870,100

	{60}	Repo and Recovery Fees - reimbursed to Servicer							{60}	186,389

	{61}	Bank Service Charges - reimbursed to Servicer							{61}	5,400

	{62}	Late Fees - to Servicer							{62}	108,553

	{63}	Backup Servicing fees							{63}	1,000

		Noteholders’ Interest Distributable Amount

		Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
	{64}	Class A - 1	$161,971,037	0	5.31960%	31	Actual days/360	$741,952	{64}	741,952

	{65}	Class A - 2	435,000,000	0	5.31000%	30	30/360	$1,924,875	{65}	1,924,875

	{66}	Class A - 3 - A	150,000,000	0	5.16000%	30	30/360	$645,000	{66}	645,000

	{67}	Class A -3 - B	190,000,000	0	5.34000%	31	Actual days/360	$873,683	{67}	873,683

	{68}	Class A - 4	450,000,000	0	5.37000%	31	Actual days/360	$2,080,875	{68}	2,080,875

		Noteholders’ Principal Distributable Amount

		Class	Principal Distributable	Principal Carryover	Excess Principal Due		Mandatory Note Prepayment	Total Principal
	{69}	Class A - 1	39,253,286	0	0		0	$39,253,286	{69}	39,253,286

	{70}	Class A - 2	0	0	0		0	0	{70}	0

	{71}	Class A - 3 - A	0	0	0		0	0	{71}	0

	{72}	Class A - 3 - B	0	0	0		0	0	{72}	0

	{73}	Class A - 4	0	0	0		0	0	{73}	0

	{74}	Security Insurer Premiums - to FSA							{74}	200,979

	{75}	Total distributions							{75}		48,892,092

{76}	Excess Available Funds (or Deficiency Claim Amount )								{76}		7,860,730

{77}	Any Remaining Amounts owed to FSA under the Insurance Agreement								{77}		0

{78}	Deposit to Spread Account to Increase to Required Level								{78}		0

{79}	Noteholders’ Accelerated Principal Amount								{79}		7,860,730

{80}	Swap Termination Payments to Swap Provide								{80}		0

{81}	Deposit to Spread Account								{81}		$0

VlII.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT
	{82}	Excess Available Funds After Amount to Increase Spread to Required Level ({76} - {77})				{82}	$7,860,730

	{83}	Pro-forma Note Balance ({13} - {9})				{83}	1,347,717,751

	{84}	Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Bal. {10})				{84}	1,327,405,602

	{85}	Excess of Pro Forma Balance over Required Balance ({83} - {84})				{85}	20,312,149

	{86}	Accelerated Principal Amount (lesser of {82} or {85})				{86}		$7,860,730

IX.	CALCULATION OF ACCELERATED PAYMENT AMOUNT SHORTFALL
	{87}	Pro-forma Note Balance ({13} - {9})				{87}	1,347,717,751

	{88}	Required Pro-forma Note Balance (the product of 100%-OC Amount {31} and the Aggregate Principal Bal. {10})				{88}	1,327,405,602

	{89}	Excess of Pro Forma Balance over Required Balance ({87} - {88})				{89}	20,312,149

	{90}	Excess Available Funds After Amount to Increase Spread to Required Level ({76} - {77})				{90}	7,860,730

	{91}	Accelerated Payment Amount Shortfall ({89} - {90})				{91}		$12,451,419

X.	RECONCILIATION OF SPREAD ACCOUNT:
				Initial				Total
	{92}	Initial or Subsequent Spread Account Deposits		$32,258,100				$32,258,100
	{93}	Beginning of period Spread Account balance				{93}		$32,258,100

		Additions to Spread Account
		{94}	Deposits from Collections Account ({78} + {81})			{94}	0

		{95}	Investment Earnings	{95}	123,020

		{96}	Investment Earnings - transferred to Collection Account Available Funds	{96}	(123,020)

		{97}	Investment Earnings remaining			{97}	0

		{98}	Deposits Related to Subsequent Receivables Purchases			{98}	0

		{99}	Deposit From Other FSA Series Spread Accounts			{99}	0

		{100}	Total Additions			{100}		0

	{101}	Spread Account balance available for withdrawals				{101}		32,258,100

		Requisite Amount of Spread Account
		Specified Series Spread Account Shortfall
		After Target Satisfaction Date, the excess of Target OC over OC%		0

		Floor Amount (Calculation Below) =		32,258,100

	{102}	(Max of (1.) $100,000 or (2.) Lesser of Note Balance and 2.00% Original Pool Balance)				{102}	0

	{103}	Floor Amount + Spread Account Shortfall		32,258,100		{103}	32,258,100

	{104}	If Trigger Event exists then 8.50% of the Aggregate Principal Balance + Spread Account Shortfall		0		{104}	0

	{105}	If an Insurance Agreement Event of Default exists then the Pool Balance				{105}	0

	{106}	Requisite Amount of Spread Account				{106}		32,258,100

	Withdrawals from Spread Account
	{107}	Priority First - Deficiency Claim Amount				{107}	0

	{108}	Priority Second - Accelerated Payment Amount Shortfall		12,451,419		{108}	0

	{109}	Priority Third - Indmenity payments pro-rata owed by the Servicer to the Trustee, Lockbox Bank, Owner Trustee, Custodian,				{109}	0

		Backup Servicer, Collateral Agent, Trust Collateral Agent or other service provider
	{110}	Priority Fourth - Expenses associated with maintaining Security Interest in vehicles				{110}	0

	{111}	Priority Fifth - to Certificateholder				{111}	0

	{112}	Total withdrawals				{112}		0

	{113}	End of period Spread Account balance				{113}		32,258,100

XI.	CALCULATION OF OC LEVEL AND OC PERCENTAGE
	{114}	Aggregate Principal Balance				{114}	1,491,466,969

	{115}	End of period Note Balance				{115}	1,339,857,021

	{116}	Line {112} less line {113} (During Funding Period amount equal to zero)				{116}	151,609,948

	{117}	OC level {114} / {112}				{117}	10.17%

	{118}	Ending Spread Balance as a percentage of Aggregate Principal Balance ({111}/{112})				{118}	2.16%

	{119}	OC Percentage ({115} + {116})				{119}		12.33%

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	August 2, 2007

AmeriCredit Automobile Receivables Trust 2007-B-F

Class A-1 5.3196% Asset Backed Notes

Class A-2 5.31% Asset Backed Notes

Class A-3-A 5.16% Asset Backed Notes

Class A-3-B Floating Rate Asset Backed Notes

Class A-4 Floating Rate Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2007-B-F, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Depositor, and Wells Fargo Bank, N.A., as Trust Collateral Agent and Backup Servicer, dated as of April 11, 2007. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

The undersigned hereby certifies that no Trigger Event has occurred on the related Determination Date and that, to the knowledge of the Servicer, no Insurance Agreement Event of Default has occurred.

Monthly Period Beginning:	07/01/2007
Monthly Period Ending:	07/31/2007
Prev. Distribution/Close Date:	07/06/2007
Distribution Date:	08/06/2007
Days of Interest for Period:	31
Days in Collection Period:	31
Seasoning/Months Since Closing:	4 / 4

I.	MONTHLY PERIOD NOTE BALANCE CALCULATION:
				Class A-1	Class A-2	Class A-3-A	Class A-3-B	Class A-4	TOTAL
	{1}	Original Note Balance	{1}	$275,000,000	$435,000,000	$150,000,000	$190,000,000	$450,000,000	$1,500,000,000

	{2}	Preliminary End of period Note Balance	{2}	$114,857,021	$435,000,000	$150,000,000	$190,000,000	$450,000,000	$1,339,857,021

	{3}	Deficiency Amount	{3}	0	0	0	0	0	0
	{4}	End of period Note Balance	{4}	$114,857,021	$435,000,000	$150,000,000	$190,000,000	$450,000,000	$1,339,857,021

	{5}	Note Pool Factors {4} / {1}	{5}	41.7661895%	100.0000000%	100.0000000%	100.0000000%	100.0000000%	89.3238014%

II.	RECONCILIATION OF SPREAD ACCOUNT:
	{6}	Preliminary End of period Spread Account balance						{6}	$32,258,100

	{7}	Spread Account Claim Amount from preliminary certificate						{7}	0

	{8}	End of period Spread Account balance						{8}	$32,258,100

III.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:
								Cumulative	Monthly
	{9}	Original Number of Receivables					{9}	90,988
	{10}	Beginning of period number of Receivables					{10}	0	88,334
	{11}	Number of Subsequent Receivables Purchased					{11}	0	0
	{12}	Number of Receivables becoming Liquidated Receivables during period					{12}	706	421
	{13}	Number of Receivables becoming Purchased Receivables during period					{13}	3	2
	{14}	Number of Receivables paid off during period					{14}	3,492	1,124

	{15}	End of period number of Receivables					{15}	86,787	86,787

IV.	STATISTICAL DATA: (CURRENT AND HISTORICAL)
							Original	Prev. Month	Current
	{16}	Weighted Average APR of the Receivables				{16}	16.80%	16.82%	16.83%
	{17}	Weighted Average Remaining Term of the Receivables				{17}	68.00	64.77	63.78
	{18}	Weighted Average Original Term of Receivables				{18}	69.00	69.00	69.00
	{19}	Average Receivable Balance				{19}	$17,727	$17,329	$17,185
	{20}	Aggregate Realized Losses				{20}	$0	$1,774,260	$5,994,607
	{21}	ABS Prepay Speed				{21}		1.2563	1.5318

V.	DELINQUENCY:

	Receivables with Scheduled Payment delinquent
							Units	Dollars	Percentage
	{22}	31-60 days				{22}	4,128	$69,065,066	4.51%
	{23}	61-90 days				{23}	1,102	17,982,955	1.17%
	{24}	over 90 days				{24}	336	5,514,172	0.36%

	{25}	Receivables with Scheduled Payment delinquent more than 30 days at end of period				{25}	5,566	$92,562,193	6.04%

VI.	PERFORMANCE TESTS:
	Delinquency Ratio
	{26}	Receivables and Purchased Receivables with Scheduled Payment delinquent more than 60 days ({23} + {24})	{26}	$23,497,127

	{27}	Beginning of Period Aggregate Principal Balance	{27}	1,530,720,255

	{28}	Delinquency Ratio {26} divided by {27}	{28}		1.54%

	{29}	Previous Monthly Period Delinquency Ratio	{29}		1.00%

	{30}	Second previous Monthly Period Delinquency Ratio	{30}		0.36%

	{31}	Average Delinquency Ratio ({28} + {29} + {30}) / 3	{31}		0.96%

	{32}	Compliance (Delinquency Test Failure is a Delinquency Ratio greater than 4.00% )	{32}		yes

		Cumulative Default Rate
	{33}	Defaulted Receivables in Current Period	{33}	$14,633,986

	{34}	Cumulative Defaulted Receivables from last month	{34}	14,767,395

	{35}	Cumulative Defaulted Receivables {33} + {34}	{35}	29,401,381

	{36}	Original Pool Balance	{36}	1,612,904,994

	{37}	Cumulative Default Rate {35} divided by {36}	{37}		1.82%

	{38}	Compliance (Default Test Failure is a Cumulative Default Rate greater than 5.45%.)	{38}		yes

		Cumulative Net Loss Rate
	{39}	Receivables becoming Liquidated Receivables during period	{39}	$6,835,909

	{40}	Purchased Receivables with Scheduled Payment delinquent more than 30 days at end of period	{40}	56,779

	{41}	Liquidation Proceeds collected during period	{41}	(2,672,341)

	{42}	Net Losses during period {39} + {40} + {41}	{42}	4,220,347

	{43}	Net Losses since Initial Cut-off Date (Beginning of Period)	{43}	1,774,260

	{44}	Cumulative Net Loss Rate before 50% of 90 Day Delinquencies ({42} + {43}) / {46}	{44}		0.37%

	{45}	50% of Receivables with Scheduled Payment delinquent more than 90 days at end of period	{45}	6,596,965

	{46}	Original Pool Balance	{46}	1,612,904,994

	{47}	Cumulative Net Loss Rate ({42} + {43} + {45}) / {46}	{47}		0.78%

	{48}	Compliance (Net Loss Test Failure is a Net Loss Rate greater than 3.22%.)	{48}		yes

		Extension Rate
	{49}	Principal Balance of Receivables extended during current period	{49}	$1,490,677

	{50}	Beginning of Period Aggregate Principal Balance	{50}	1,530,720,255

	{51}	Extension Rate {49} divided by {50}	{51}		0.10%

	{52}	Previous Monthly Extension Rate	{52}		0.04%

	{53}	Second previous Monthly Extension Rate	{53}		0.02%

	{54}	Average Extension Rate ({51} +{52} +{53}) / 3	{54}		0.05%

	{55}	Compliance (Extension Test Failure is an Extension Rate greater than 4.00%.)	{55}		yes

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	August 2, 2007

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